STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Summary of Activity Under the Plan
The following table summarizes the stock option activity for the period ended December 31, 2021:

	Number of Options Outstanding	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Life (years)	Aggregate Intrinsic Value (in thousands)
Balances as of December 31, 2020	51,379,939	$0.56	7.2	$46,516
Retroactive application of recapitalization	(40,314,281)	2.05	—	—

Adjusted Balance as of December 31, 2020	11,065,658	2.61	7.2	46,516
Options granted	1,079,583	28.73
Options exercised	(3,235,713)	1.64
Options forfeited	(129,102)	15.18
Options expired	(13,960)	0.53

Balances as of December 31, 2021	8,766,466	$6.01	7.1	$123,570

Options vested and exercisable —December 31, 2021	6,298,675	$2.61	6.4	$103,100

Schedule of Assumptions in Estimating Option Fair Value
The Company uses the Black-Scholes model for estimating the fair value of options granted. The weighted-average assumptions used in the Black-Scholes are as follows:

	December 31,
	2021	2020	2019
Expected volatility	74.00%	71.41%	69.10%
Risk-free interest rate	1.06%	0.49%	2.47%
Expected term (years)	6.23	5.82	5.83
Dividend yield	—	—	—

Schedule of Restricted Stock Activity

The following table summarizes the RSU activity for the period ended December 31, 2021:

	Number of RSUs Outstanding	Weighted- Average Grant Date Fair Value Per Share
Balances as of December 31, 2020	—	$—
RSUs granted	1,801,831	36.0
RSUs vested	—	—
RSUs forfeited	(2,154)	26.1

Balances as of December 31, 2021	1,799,677	36.0

Stock-based Compensation Expense
The following table summarizes stock-based compensation expense recorded in each component of operating expenses in the Company’s consolidated statements of operations and comprehensive loss (in thousands):

	Year Ended December 31,
	2021	2020	2019

Sales and marketing	$1,723	$396	$364
Research and development	2,367	1,211	901
General and administrative	9,456	2,935	266
Total stock-based compensation expense	$13,546	$4,542	$1,531